Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Accounts Receivable and Prepaid Expenses

NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2017	2016

Prepaid expenses	$176	$225
Government authorities	92	51
Advance payments to vendors	13	50
Deposits	30	23
Other accounts receivable	19	-

	$330	$349